ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS

NOTE B – ACQUISITIONS

During 2011 and 2010, BNC acquired certain assets and assumed certain liabilities of Blue Ridge Savings Bank (“Blue Ridge”) and Beach First National Bank (“Beach First”), respectively, from the FDIC, and during 2011 acquired all assets and assumed all liabilities of Regent Bank, South Carolina (“Regent”) from the purchase of all of its outstanding capital stock. BNC has determined that each of these acquisitions constitute a business combination as defined by FASB ASC Topic 805: Business Combinations (“ASC Topic 805”), which establishes principles and requirements for how the acquirer of a business recognizes and measures in its financial statements the identifiable assets acquired and the liabilities assumed. BNC has recorded these acquisitions at their respective acquisition date estimated fair values in accordance with ASC Topic 805.

The estimated fair values are subject to refinement for up to one year after the closing date of the acquisition as additional information regarding closing date fair values becomes available. During this one year period, the causes of any changes in cash flow estimates are considered to determine whether the change results from circumstances that existed as of the acquisition date or if the change results from an event that occurred after the date of acquisition.

FDIC-Assisted Acquisitions

On October 14, 2011, BNC acquired certain assets and assumed certain liabilities of Blue Ridge from the FDIC in a FDIC-assisted transaction (the “Blue Ridge Agreement”). Blue Ridge was a banking association headquartered in Asheville, North Carolina that operated from nine branches in North Carolina and from one branch in South Carolina. BNC made this acquisition to enter into a new market outside the central North Carolina region and to allow BNC to further expand its geographic footprint throughout the Carolinas.

The loans and other real estate owned acquired as part of the Blue Ridge Agreement, are covered by two loss-share agreements between the FDIC and BNC (one for single family residential mortgage loans and the other for all other loans and other real estate owned), which affords BNC significant loss protection. Under the terms of the loss-share agreements, the FDIC will absorb 80% of losses and share in 80% of loss recoveries. The term for the loss-share agreement for single family residential mortgage loans is in effect for 10 years and the loss-share agreement for all other loans and other real estate owned is in effect for 5 years from the October 14, 2011 acquisition date and the loss recovery provisions are in effect for 10 years and 8 years, respectively, from the acquisition date.

BNC also has agreed to make a true-up payment to the FDIC 45 days after October 31, 2021 (or, if later, the time of disposition of all acquired assets pursuant to the loss-share agreements) equal to 50% of the excess, if any, of the following calculation: A-(B+C+D), where (A) equals 20% of the intrinsic loss estimate of $41.6 million; (B) equals the Net Loss Amount; (C) equals 25% of the asset (discount) bid or ($4.4 million) and (D) equals 3.5% of total Shared Loss Assets at the inception of the related loss-share agreement of $139.8 million. Based upon BNC’s estimate, as of December 31, 2011, no true-up payment will be required to be paid to the FDIC by BNC.

A summary of the assets received and liabilities assumed from the FDIC for Blue Ridge and the estimated fair value adjustments resulting in the net after-tax gain are as follows (dollars in thousands):

	October 14, 2011
	As recorded by	Fair value		As recorded
	Blue Ridge	adjustments		by BNC
Assets
Cash and due from banks	$24,716	$-		$24,716
Investment securities available for sale	2,850	-		2,850
Federal Home Loan Bank stock, at cost	391	-		391
Loans covered under loss-share agreements	89,482	(23,895	)(1)	65,587
Other real estate owned covered under loss-share agreements	50,368	(20,307	)(2)	30,061
FDIC indemnification asset	-	33,928	(3)	33,928
Accrued interest receivable	465	-		465
Core deposit intangible	-	817	(4)	817
Other assets	62	683	(5)	745
Total assets acquired	$168,334	$(8,774)		$159,560
Liabilities
Deposits	$160,358	$255	(6)	$160,613
Deferred tax liability	-	2,998	(7)	2,998
Other liabilities	69	-		69
Total liabilities assumed	160,427	3,253		163,680
Excess of assets acquired over liabilites assumed	$7,907
Aggregate fair value adjustments		$(12,027)
Cash received from the FDIC				8,900
Net assets acquired (net after-tax gain)				$4,780

Explanation of fair value adjustments:

(1)- Adjustment for the fair value of the acquired loan portfolio.

(2)- Adjustment for estimated OREO losses of the acquired OREO portfolio.

(3)- Adjustment for the fair value of payments BNC will receive from the FDIC under loss-share agreements.

(4)- Adjustment for the estimated value of the core deposit intangible.

(5)- Adjustment for amount due to BNC from the FDIC.

(6)- Adjustment for fair value of time deposits.

(7)- Adjustment for the deferred tax liability from the acquisition gain.

In connection with the transaction, BNC recorded $4.8 million in net after-tax gain ($7.8 million pre-tax gain) associated with the acquisition. The net gain represents the excess of the estimated fair value of the assets acquired, including cash received from the FDIC, over the estimated fair value of the liabilities assumed and is influenced significantly by the FDIC-assisted transaction process. Under the FDIC-assisted transaction process, only certain assets and liabilities are transferred to the acquirer and, depending on the nature and amount of the acquirer’s bid, the FDIC may be required to make a cash payment to the acquirer. To the extent there are additional adjustments to the respective acquisition date fair values up to one year following the respective acquisition, there will be additional adjustments to the gain.

On April 9, 2010, BNC acquired certain assets and assumed certain liabilities of Beach First from the FDIC in a FDIC-assisted transaction (the “Beach First Agreement”). Beach First was a full-service commercial bank headquartered in Myrtle Beach, South Carolina that operated seven branch locations in the Coastal South Carolina region. BNC made this acquisition to enter into a new market outside the central North Carolina region and to allow BNC to expand its geographic footprint in the Carolinas.

The loans and other real estate owned acquired as part of the Beach First Agreement, are covered by two loss-share agreements between the FDIC and BNC (one for single family residential mortgage loans and the other for all other loans and other real estate owned), which affords BNC significant loss protection. Under the terms of the loss-share agreements, the FDIC will absorb 80% of losses and share in 80% of loss recoveries. The term for the loss-share agreement for single family residential mortgage loans is in effect for 10 years and the loss-share agreement for all other loans and other real estate owned is in effect for 5 years from the April 9, 2010 acquisition date and the loss recovery provisions are in effect for 10 years and 8 years, respectively, from the acquisition date.

In addition, on June 14, 2020 (the “True-Up Measurement Date”), BNC has agreed to pay to the FDIC 50% of the excess, if any, of (i) 20% of $136.0 million less (ii) the sum of (A) 25% of the asset premium (discount) or ($68.0 million), plus (B) 25% of the cumulative shared loss payments (defined as the aggregate of all loss-sharing payments made by the FDIC to BNC under the loss-sharing agreements minus the aggregate of all reimbursement payments made by BNC to the FDIC under the loss-sharing agreements), plus (C) the period servicing amounts for any 12-month period prior to and ending on the True-Up Measurement Date (defined as the product of the simple average of the principal amount of shared loss loans and shared loss assets, other than shared loss securities) at the beginning of the period, times 1%. Based upon BNC’s estimate, as of December 31, 2011, no true-up payment will be required to be paid to the FDIC by BNC.

A summary of the assets received and liabilities assumed from the FDIC for Beach First and the estimated fair value adjustments resulting in the net after-tax gain are as follows (dollars in thousands):

	April 9, 2010
	As recorded by	Fair value		As recorded
	Beach First	adjustments		by BNC
Assets
Cash and due from banks	$47,845	$-		$47,845
Investment securities available for sale	60,433	(472	)(1)	59,961
Federal Home Loan Bank stock, at cost	3,661	-		3,661
Loans covered under loss-share agreements	487,776	(130,934	)(2)	356,842
Other real estate owned covered under loss-share agreements	8,719	(1,998	)(3)	6,721
FDIC indemnification asset	-	87,765	(4)	87,765
Accrued interest receivable	2,717	-		2,717
Core deposit intangible	-	1,118	(5)	1,118
Other assets	2,043	-		2,043
Total assets acquired	$613,194	$(44,521)		$568,673
Liabilities
Deposits	$498,587	$1,396	(6)	$499,983
Borrowings	58,078	2,491	(7)	60,569
Deferred tax liability	-	7,436	(8)	7,436
Other liabilities	581	1,518	(9)	2,099
Total liabilities assumed	557,246	12,841		570,087
Excess of assets acquired over liabilites assumed	$55,948
Aggregate fair value adjustments		$(57,362)
Cash received from the FDIC				13,267
Net assets acquired (net after-tax gain)				$11,853

Explanation of fair value adjustments:

(1)- Adjustment for the fair value of investment securities available for sale.

(2)- Adjustment for the fair value of the acquired loan portfolio.

(3)- Adjustment for estimated OREO losses of the acquired OREO portfolio.

(4)- Adjustment for the fair value of payments BNC will receive from the FDIC under loss-share agreements.

(5)- Adjustment for the estimated value of the core deposit intangible.

(6)- Adjustment for fair value of time deposits.

(7)- Adjustment for fair value of FHLB advances.

(8)- Adjustment for the deferred tax liability from the acquisition gain.

(9)- Adjustment for amounts due to the FDIC from BNC.

In connection with the transaction, BNC recorded $11.9 million in net after-tax gain ($19.3 million pre-tax gain) associated with the acquisition. The net gain represents the excess of the estimated fair value of the assets acquired, including cash received from the FDIC, over the estimated fair value of the liabilities assumed and is influenced significantly by the FDIC-assisted transaction process. Under the FDIC-assisted transaction process, only certain assets and liabilities are transferred to the acquirer and, depending on the nature and amount of the acquirer’s bid, the FDIC may be required to make a cash payment to the acquirer.

Other Acquisition

On December 30, 2011, BNC acquired Regent through the purchase of all of its outstanding capital stock from Regent Bancorp, Inc., a Florida corporation. Regent was a full-service, federal savings association headquartered in Greenville, South Carolina, servicing the Greenville area. BNC made this acquisition to enter into the Greenville, South Carolina market and to expand its geographic footprint in the Carolinas.

A summary of the assets received and liabilities assumed in the Regent acquisition, and the estimated fair value adjustments, are as follows (dollars in thousands):

	December 30, 2011
	As recorded by	Fair value		As recorded
	Regent	adjustments		by BNC
Assets
Cash and due from banks	$14,782	$-		$14,782
Investment securities available for sale	962	-		962
Federal Home Loan Bank stock, at cost	85	-		85
Loans and loans held for sale	31,753	(19	)(1)	31,734
Premises and equipment, net	2,639	1,774	(2)	4,413
Accrued interest receivable	101	-		101
Core deposit intangible	-	270	(3)	270
Other assets	956	-		956
Total assets acquired	$51,278	$2,025		$53,303
Liabilities
Deposits	$43,295	$70	(4)	$43,365
Deferred tax liability	-	8	(5)	8
Other liabilities	166	-		166
Total liabilities assumed	43,461	78		43,539
Excess of assets acquired over liabilites assumed	$7,817
Aggregate fair value adjustments		$1,947
Cash paid to Regent Bancorp, Inc.				(9,750)
Net assets acquired (net after-tax gain)				$14

Explanation of fair value adjustments:

(1)- Adjustment for the fair value of the acquired loan portfolio, net of the removal of the loan loss reserve.

(2)- Adjustment for the fair value of the fixed assets acquired.

(3)- Adjustment for the estimated value of the core deposit intangible.

(4)- Adjustment for fair value of time deposits.

(5)- Adjustment for the deferred tax liability from the acquisition gain.

In connection with the transaction, BNC recorded $14,000 in net after-tax gain ($22,000 pre-tax gain) associated with the acquisition. The net gain represents the excess of the estimated fair value of the assets acquired, including cash paid to purchase the outstanding capital stock, over the estimated fair value of the liabilities assumed. To the extent there are additional adjustments to the respective acquisition date fair values up to one year following the respective acquisition, there will be additional adjustments to the gain.